Related party balances and transactions	12 Months Ended
Jun. 30, 2012
Related Party Balances and Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
20.	Related party balances and transactions

The balances and transactions with these related parties for the years ended June 30, 2010, 2011 and 2012 are as follows:

Name of related party	Relationship with the group

First Win Technologies Ltd.	Company controlled by Tang Ben Guo

(1)	Balances with its related parties

		As of June 30,
	Name of related party	2011	2012	2012
		RMB	RMB	US$

Related party receivables	First Win Technologies Ltd.	47,532,200	-	-

The amount is unsecured, interest free and are repayable on demand. It represents third installment of consideration receivable from First Win Technologies Ltd. for disposal of ELP business as disclosed in note 11. The balance was fully settled on December 31, 2011.

(2)	As set out in note 1, Animation Digital and Wentai Education granted loans in the amounts of RMB2.8 million and RMB30 million to the shareholders of Leisen Education and Wentai Investment, respectively, who are also shareholders of the Company, to fund the capital contributions to Leisen Education and Wentai Investment. These loans were eliminated with the capital of Leisen Education and Wentai Investment during consolidation.

(3)	Other than the disposal of ELP business to First Win Technologies Ltd. at consideration of RMB87,532,000 during fiscal 2011 as disclosed in note 11 to the consolidated financial statements there is no significant related party transaction for the years ended June 30, 2010, 2011 and 2012.